FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Mar. 23, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Maximum additional aggregate purchase price	$ 100,000,000
Assets:
Investments held in Trust Account	236,098,332		$ 235,750,000
Liabilities:
Derivative liability - Forward Purchase and Backstop Securities	383,390
Recurring
Assets:
Investments held in Trust Account	236,098,332
Liabilities:
Derivative liability - Forward Purchase and Backstop Securities	383,390
Level 1 | Recurring
Assets:
Investments held in Trust Account	236,098,332
Level 3
Liabilities:
Derivative liability - Forward Purchase and Backstop Securities	383,390	$ 448,380
Level 3 | Recurring
Liabilities:
Derivative liability - Forward Purchase and Backstop Securities	$ 383,390